Deferred Tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax [Line Items]
Net deferred tax assets	$ 7,028	$ 5,778
Malta
Disclosure Of Deferred Tax [Line Items]
Net deferred tax assets	547	822
Management’s Performance Projections for 2022 - 2026
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	31,508
Trading losses and other allowances not recognized	20,576
Capital allowances	93,409
Increase In capital allowances	28,000
Capital allowance not recognized	41,554
Ability to utilize capital allowance in recognition of deferred asset	$ 6,482
Management’s Performance Projections for 2021 – 2025
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized		25,458
Trading losses and other allowances not recognized		9,011
Capital allowances		79,296
Capital allowance not recognized		39,645
Ability to utilize capital allowance in recognition of deferred asset		$ 4,956